Fair Value Fair Value (Assets and Liabilities measured at fair value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current Fiscal Year End Date	--12-31
Available-for-sale Securities, Fair Value Disclosure	$ 25,140	$ 24,887
Assets, Fair Value Disclosure	43,811	70,977
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	25,140	24,887
Assets, Fair Value Disclosure	43,811	70,977
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
7.75% interest rate swap agreement - fair value hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative, Fair Value, Net	18,671	46,090
7.75% interest rate swap agreement - fair value hedge [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative, Fair Value, Net	0	0
7.75% interest rate swap agreement - fair value hedge [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative, Fair Value, Net	18,671	46,090
7.75% interest rate swap agreement - fair value hedge [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative, Fair Value, Net	$ 0	$ 0